Financial Instruments - Schedule of Carrying Value and Fair Value of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Variable-rate long-term debt, Carrying amount	$ 288,225	$ 291,275
Variable-rate long-term debt, Fair value	$ 289,844	$ 289,340